LEASE - Minimum annual lease commitments (Details) $ in Thousands	Dec. 31, 2018 HKD ($)
Minimum annual lease commitments in accordance with ASC Topic 840
2019	$ 54,417
2020	56,705
2021	42,090
2022	46,232
2023	42,701
Total	$ 242,145